Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2013
Net Income per Share [Abstract]
Reconciliation Of The Calculation Of Basic And Diluted Income Per Share [TableTextBlock]

	For the years ended December 31,
(In thousands, except per share amounts)	2013	2012
Net income	$5,115	$4,244
Less: Preferred stock dividends and discount accretion	988	1,602
Income available to common shareholders	$4,127	$2,642
Weighted average common shares outstanding - Basic	7,547	7,477
Plus: Potential dilutive common stock equivalents	263	317
Weighted average common shares outstanding - Diluted	7,810	7,794
Net income per common share - Basic	$0.55	$0.35
Net income per common share - Diluted	0.53	0.34
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	377	506